CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 142	$ 109	$ 1,381
Common stock and additional paid-in capital, par value	$ 0	$ 0	$ 0
Common stock and additional paid-in capital, shares authorized	55,000,000	55,000,000	55,000,000
Common stock and additional paid-in capital, shares issued	1,775,000	1,727,000	1,688,000
Common stock and additional paid-in capital, shares outstanding	1,775,000	1,727,000	1,688,000
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2,812,000	2,812,000	2,812,000
Preferred stock, shares outstanding	2,812,000	2,812,000	2,812,000
Preferred stock, redemption amount	$ 70,288	$ 70,288	$ 70,288